TRADE AND OTHER RECEIVABLES (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2018
TRADE AND OTHER RECEIVABLES
Trade receivables		$ 4,605		$ 2,939
Value added tax receivables		4,894		5,473
PIS / COFINS - Brazil (a)		10,889
Judicial Deposit - Brazil (b)		389
Other		979		475
Total trade and other receivables		21,756		$ 8,887
PIS / COFINS Brazil (a)		8,988
Income taxes paid (refund)	$ 367	1,152	$ 785
Other Receivables Non Current		15
Non-current restricted cash and cash equivalents		$ 10,155